[Green Century Funds Logo appears here]


                                                              SEMI-ANNUAL REPORT
                                                     Green Century Balanced Fund
                                                               December 31, 1995
                                                       Green Century Equity Fund
                                                                January 31, 1996

     An Investment For Your Future. 29 Temple Place, Boston, Massachusetts 02111

For information on the Green Century Funds (R), call 1-800-93-GREEN. For information on opening an account, details on account services and information about existing accounts, call 1-800-221-5519. For share price and current yield information, call 1-800-882-8316 24 hours a day.
--------------------------------------------------------------------------------
          Dear Green Century Funds Shareholder:

          The daily dangers posed by oil spills, acid rain, a thinning ozone layer, and polluted air and waterways reinforce how important it is that we do what we can to protect the environment. The Green Century Funds and Green Century Capital Management, Inc. are committed to helping our shareholders make their investment dollars a strong environmental advocate.

INVESTMENT PERFORMANCE
          Calendar Year 1995 and the first weeks of 1996 have brought us very strong financial markets and both of the Green Century Funds enjoyed strong returns. While we are pleased with the performance of the Funds, prudence cautions us to question how long such market strength can be sustained. Preparing for the inevitable ups and downs of the market means once again reminding investors of the benefits of investing for the long term and of making new investments in the market on a regular basis through the dollar cost averaging strategy.
          The Green Century Equity Fund had a total return of 35.09% for the calendar year ended December 31, 1995, and 13.15% for the six months ended December 31, 1995. For the six months ended January 31, 1996, the Fund had a total return of 13.05%. Relative to broad market indices such as the Standard & Poor's 500 Index (S&P 500), the Equity Fund benefitted from its underexposure to the automotive industry and its overexposure to the beverage sector. It suffered from its overexposure to the retail sector and underexposure to the aerospace sector compared to the S&P 500.
          The Equity Fund is an indexed fund invested in a socially screened, market-capitalization weighted stock index. At all times, the Fund is invested in all 400 companies on the Domini Social Index which includes a substantial number of larger capitalization securities that pass multiple, broad-based social screens. The indexing philosophy results in a broadly diversified portfolio of stocks.
          The Green Century Balanced Fund had a total return of 18.26% for the calendar year ended December 31, 1995, and 4.78% for the six months ended December 31, 1995. For the six months ended January 31, 1996, the Fund had a total return of 1.92%. The Balanced Fund's blend of stocks and bonds is more conservative than the all-stock Equity Fund and is designed to be less volatile. Nonetheless, the Balanced Fund's performance in the second half of 1995 suffered relatively, in part due to under-weighting in oils and over-weighting in technology and telecommunications.
          Winslow Management Company, the Balanced Fund's portfolio manager, has positioned the portfolio in performance driven, environmentally responsible companies. During the last six months of 1995, Winslow reduced the total number of equities from more than fifty to thirty-one. The bond portion of the portfolio was also recast into a blend of treasury, high yield corporate, and convertible bonds which on a combined basis are producing 90% of the Fund's cash flow.

          Winslow believes the current portfolio of companies with ecologically sustainable growth strategies will show 1996 earnings growth greater than that of the overall market as reflected by the companies in the S&P 500. Superior earnings growth is key to superior performance. For example, the portfolio now includes holdings in: Memtec, a water treatment and filtration company, with Winslow estimated annual earnings growth of +30%; Thermo Electron, a developer and manufacturer of environmental products, with a Winslow expected growth rate of +20%; and Whole Foods, a retailer of organic and holistic products with a Winslow estimated earnings growth rate of +21%.

SHAREHOLDER ACTIVISM
          We continue to employ our power as a shareholder to push corporations to improve their environmental records. In 1992, TIME Warner, Inc. committed to convert TIME magazine to chlorine-free paper. The Company has not only not done so, but now is resisting requests to simply report on its plans to convert. The Green Century Balanced Fund joined as a co-filer in a shareholder resolution against TIME which asks the Board of Directors to report on its plans to convert to the use of chlorine-free paper. The Company now has petitioned the Securities and Exchange Commission (the SEC) to allow it to omit this resolution from TIME's annual meeting and proxy ballot. Green Century is working with the other proponents of the resolution to advocate that the SEC require the proposal to remain on the ballot.
          In response to a shareholder resolution filed against Intel Corporation by the Green Century Balanced Fund, the Jessie Smith Noyes Foundation and others, Intel has revised its Environmental, Health and Safety Policy to include sharing information on the Company's environmental and safety hazards with the public. Further, Intel has agreed that the "communities" with which it will share information will include all community groups and not just the elected officials and local advisory panels set up by Intel to which the Company had limited information in the past. As a result, Noyes, with the support of Green Century and the other co-filers, withdrew the shareholders resolution last month. The resolution's proponents and local community organizations will monitor Intel's implementation of the new policy over the coming year.
          We will continue to report to you on an ongoing basis the status of our efforts to promote corporate environmental responsibility. Thank you for your continuing confidence and investment in the Green Century Funds.

          With respect,

          The Green Century Funds

        GREEN CENTURY EQUITY FUND
       AVERAGE ANNUAL TOTAL RETURN
       ---------------------------
One Year........................   34.87%
Three Years.....................   12.93%
Five Years......................   11.62%
Since Inception*................   10.48%

*August 10, 1990

       GREEN CENTURY BALANCED FUND
       AVERAGE ANNUAL TOTAL RETURN
       ---------------------------
One Year.........................  16.06%
Three Years......................   3.97%
Five Years.......................   N/A
Since Inception*.................   4.39%

*March 18, 1992

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Green Century Equity Fund, which commenced investment operations in September 1995, invests all of its assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund. Total returns for the period ending 1/31/96 are historical. This material must be proceeded or accompanied by a current prospectus.

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                         DECEMBER 31, 1995 (UNAUDITED)

                                                            SHARES OR
                                                            PRINCIPAL
DESCRIPTION                                                  AMOUNT     VALUE
HEALTH CARE--3.8%
Apogee, Inc. (b)...........................................     5,000 $   46,250
Columbia/HCA Healthcare Corp...............................     1,000     50,750
Vencor Inc. (b)............................................     5,000    162,500
                                                                      ----------
                                                                         259,500
                                                                      ----------
PERSONAL CARE PRODUCTS--3.0%
Gillette Company...........................................     4,000    208,500
                                                                      ----------
Total Common Stocks (Cost $3,832,305)................................  4,245,475
                                                                      ----------
CORPORATE BONDS AND NOTES--23.8%
ENVIRONMENTAL SERVICES--7.1%
ICF Kaiser International 12.00%, due 12/31/03.............. $ 200,000 $  188,250
Kenetech Corporation 12.75%, due 12/15/02..................   200,000     86,000
Thermo Optek 5.00%, due 10/15/00...........................   100,000    105,000
U.S. Filter Corporation 6.00%, due 9/15/05, 144A (d).......   100,000    115,000
                                                                      ----------
                                                                         494,250
                                                                      ----------
ELECTRIC UTILITIES--4.5%
California Energy 5%, due 7/31/00, convertible.............   100,000    101,375
Midland Funding II, 11.75%, due 7/23/05....................   200,000    210,514
                                                                      ----------
                                                                         311,889
                                                                      ----------
FOOD & BEVERAGE--3.0%
Curtis-Burns Foods 12.25%, due 02/01/05....................   200,000    205,000
                                                                      ----------
PAPER PRODUCTS--2.8%
Repap Wisconsin 9.875%, due 05/01/06.......................   200,000    191,000
                                                                      ----------
HEALTH CARE--2.7%
TheraTx Inc. 8.00%, due 02/01/02 convertible...............   200,000    183,500
                                                                      ----------
COMPUTER SOFTWARE--2.2%
Softkey 5.5%, due 11/1/00, convertible, 144A (d)...........   200,000    150,000
                                                                      ----------
ORGANIC CHEMICALS--1.5%
Thermoquest 5.00%, due 8/15/00.............................   100,000    105,000
                                                                      ----------
Total Corporate Bonds and Notes
 (Cost $1,730,125)...................................................  1,640,639
                                                                      ----------

COMMON STOCKS--61.6%

DESCRIPTION                                                   SHARES   VALUE
ENVIRONMENTAL PRODUCTS & SERVICES--17.0%
Caraustar Industries, Inc....................................  5,000 $  100,000
Danka Business Systems, PLC
 ADR (c).....................................................  6,000    222,000
Memtec LTD ADR (c)........................................... 12,000    199,500
Minerals Technologies, Inc...................................  6,000    219,000
Mycogen Corporation (b)...................................... 10,000    170,000
Thermo Electron Corporation..................................  5,000    260,000
                                                                     ----------
                                                                      1,170,500
                                                                     ----------
COMMUNICATIONS--13.8%
Colonial Data Technologies (b)............................... 13,000    266,500
Frontier Corporation.........................................  5,000    150,000
Intelcom Group, Inc. (b)..................................... 10,000    123,750
Nokia Corp. ADR (c)..........................................  4,000    155,500
Reuters Holdings PLC ADR (c).................................  2,000    110,250
Time Warner, Inc.............................................    100      3,788
Viacom Inc. Class B (b)......................................  3,000    142,125
                                                                     ----------
                                                                        951,913
                                                                     ----------
TECHNOLOGY--11.6%
Banyan Systems Inc. (b)...................................... 10,000    102,500
Checkpoint Systems, Inc. (b).................................  5,000    186,875
Hewlett-Packard Co...........................................  1,000     83,750
Intel Corp...................................................  1,400     79,450
MEMC Electronic Materials (b)................................  5,000    163,125
Teradyne Inc. (b)............................................  7,500    186,562
                                                                     ----------
                                                                        802,262
                                                                     ----------
FINANCIAL SERVICES--7.3%
Allamerica Financial Corporation.............................  4,000    108,000
American International Group, Inc............................    750     69,375
MBIA, Inc....................................................    700     52,500
Sirrom Capital Corporation................................... 12,000    226,500
State Street Boston Corp.....................................  1,000     45,000
                                                                     ----------
                                                                        501,375
                                                                     ----------
FOOD & BEVERAGE--5.1%
PepsiCo, Inc.................................................  1,200     67,050
Wholefoods Market Inc. (b)................................... 15,000    208,125
Wholesome & Hearty Foods Inc. (b)............................ 10,000     76,250
                                                                     ----------
                                                                        351,425
                                                                     ----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(CONCLUDED)

                               DECEMBER 31, 1995
                                  (UNAUDITED)

                                                           PRINCIPAL
DESCRIPTION                                                 AMOUNT     VALUE
U.S. TREASURY SECURITIES--9.5%
U.S. TREASURY NOTES--5.3%
6.750%, due 5/31/97....................................... $140,000  $  142,931
7.000%, due 4/15/99.......................................   65,000      68,331
6.875%, due 7/31/99.......................................  150,000     157,500
                                                                     ----------
Total U.S. Treasury Notes (Cost $363,453) ..........................    368,762
                                                                     ----------
U.S. TREASURY BONDS--4.2%
8.000%, due 11/15/21...................................... $ 65,000  $   81,372
7.250%, due 8/15/22.......................................   70,000      81,069
7.625%, due 11/15/22......................................  105,000     126,853
                                                                     ----------
Total U.S. Treasury Bonds (Cost $256,799) ..........................    289,294
                                                                     ----------
Total U.S. Treasury Securities (Cost $620,252)......................    658,056
                                                                     ----------
SHORT-TERM OBLIGATIONS--1.4%
REPURCHASE AGREEMENTS--1.4%
Salomon Brothers, 5.875%, dated 12/29/95, due 1/2/96, proceeds
 $97,328 (collateralized by U.S. Treasury Bills with maturities from
 06/06/96 through 06/13/96, value $99,467).......................... $   97,264
                                                                     ----------
TOTAL INVESTMENTS (A)--96.3%
 (Cost $6,279,972)..................................................  6,641,434
Other Assets Less Liabilities--3.7%.................................    254,676
                                                                     ----------
NET ASSETS--100.0%.................................................. $6,896,110
                                                                     ==========

-------
(a) The cost of securities for federal income tax purposes is $6,279,972 resulting in gross unrealized appreciation and depreciation of $640,983 and $279,521 respectively, or net unrealized appreciation of $361,462.
(b) Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995
                                  (UNAUDITED)

ASSETS:
Investments in securities, at value--
 (cost $6,279,972) see accompanying portfolio....................... $6,641,434
Receivable for securities sold......................................    210,717
Interest and dividends receivable...................................     65,095
                                                                     ----------
   Total assets.....................................................  6,917,246
                                                                     ----------
LIABILITIES:
Accrued expenses....................................................     14,518
Other payables......................................................      6,618
                                                                     ----------
   Total liabilities................................................     21,136
                                                                     ----------
NET ASSETS.......................................................... $6,896,110
                                                                     ==========
NET ASSETS CONSIST OF:
Paid-in capital..................................................... $6,462,875
Distributions in excess of net investment income....................    (11,155)
Accumulated net realized gain on investments........................     82,928
Net unrealized appreciation on investments..........................    361,462
                                                                     ----------
NET ASSETS.......................................................... $6,896,110
                                                                     ==========
SHARES OUTSTANDING..................................................    601,071
NET ASSET VALUE, REDEMPTION PRICE
 AND OFFERING PRICE PER SHARE: ($6,896,110 / 601,071 shares)........ $    11.47
                                                                     ==========

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                  FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income....................................................... $101,245
Dividend income.......................................................   15,365
                                                                       --------
   Total investment income............................................  116,610
                                                                       --------
EXPENSES:
Investment advisory fee (Note 2)......................................   23,386
Administrative services fee (Note 2)..................................   47,100
Distribution fee (Note 2).............................................    7,795
                                                                       --------
   Total expenses.....................................................   78,281
                                                                       --------
NET INVESTMENT INCOME.................................................   38,329
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain, identified cost basis..............................  194,177
Unrealized appreciation of investments................................   10,860
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  205,037
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $243,366
                                                                       ========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE         FOR THE
                                                SIX MONTHS ENDED   YEAR ENDED
                                                DECEMBER 31, 1995 JUNE 30, 1995
                                                   (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income.........................    $   38,329      $   29,855
 Net realized gain (loss) on investments.......       194,177          (2,054)
 Net increase (decrease) in unrealized appreci-
  ation (depreciation).........................        10,860         406,299
                                                   ----------      ----------
 Net increase (decrease) resulting from opera-
  tions........................................       243,366         434,100
                                                   ----------      ----------
Dividends to Shareholders from Net Investment
 Income........................................       (50,630)        (28,835)
                                                   ----------      ----------
Capital Share Transactions:
 Proceeds from sales of shares.................     3,760,732         357,873
 Reinvestment of dividends from net investment
  income.......................................        44,012          27,917
 Cost of shares redeemed.......................      (391,893)       (651,381)
                                                   ----------      ----------
 Net increase (decrease) resulting from capital
  share transactions...........................     3,412,851        (265,591)
                                                   ----------      ----------
Total Increase in Net Assets...................     3,605,587         139,674
NET ASSETS:
 Beginning of period...........................     3,290,523       3,150,849
                                                   ----------      ----------
 End of period (including undistributed
  (overdistributed) net investment income of
  $(11,155) for the period ended December 31,
  1995 and $1,146 for the year ended
  June 30, 1995)...............................    $6,896,110      $3,290,523
                                                   ==========      ==========

                GREEN CENTURY BALANCED FUND FINANCIAL HIGHLIGHTS

                                                                             FOR THE PERIOD
                               FOR THE                                       MARCH 18, 1992
                             SIX MONTHS      FOR THE YEAR ENDED JUNE 30,     (COMMENCEMENT
                                ENDED       ------------------------------   OF OPERATIONS)
                          DECEMBER 31, 1995   1995      1994       1993     TO JUNE 30, 1992
                             (UNAUDITED)    (AUDITED) (AUDITED)  (AUDITED)     (AUDITED)
Net Asset Value, begin-
 ning of period.........       $11.03        $ 9.68    $10.14     $ 9.84         $10.00
Income from investment
 operations:
 Net investment income..         0.062         0.100     0.072      0.061          0.019
 Net realized and
  unrealized gain (loss)
  on investments........         0.463         1.346    (0.459)     0.303         (0.164)
                               -------       -------  --------    -------       --------
Total increase
 (decrease) from
 investment operations..         0.525         1.446    (0.387)     0.364         (0.145)
                               -------       -------  --------    -------       --------
Less dividends:
 Dividends from net
  investment income.....        (0.085)       (0.096)   (0.073)    (0.064)        (0.015)
                               -------       -------  --------   --------       --------
Net Asset Value, end of
 period.................       $11.47        $11.03   $  9.68     $10.14         $ 9.84
                               =======       =======  ========    =======        =======
Total return............         4.78%(a)     15.00%    -3.83%      3.69%         -1.45%(a)
Ratios/supplemental data
 Net assets, end of pe-
  riod (000's)..........       $6,896        $3,291   $ 3,151    $ 2,821        $   547
 Ratio of expenses to
  average net assets....         2.50%(b)      2.50%     2.50%      2.50%          2.50%(b)
 Ratio of net investment
  income to average net
  assets................         1.23%(b)      0.97%     0.74%      0.85%          1.13%(b)
Portfolio Turnover......           70%           16%       14%        11%             2%

(a) Not annualized.
(b) Annualized.

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               JANUARY 31, 1996
                                  (UNAUDITED)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)........ $324,498
                                                                       --------
   Total assets.......................................................  324,498
                                                                       --------
LIABILITIES:
Accrued expenses (Note 2).............................................      219
                                                                       --------
   Total liabilities..................................................      219
                                                                       --------
NET ASSETS............................................................ $324,279
                                                                       ========
NET ASSETS CONSIST OF:
Paid-in capital....................................................... $310,136
Undistributed net investment income...................................      115
Accumulated net realized gain on investment...........................      805
Net unrealized appreciation on investment.............................   13,223
                                                                       --------
NET ASSETS............................................................ $324,279
                                                                       ========
SHARES OUTSTANDING....................................................   29,619
NET ASSET VALUE, REDEMPTION PRICE
 AND OFFERING PRICE PER SHARE: ($324,279 / 29,619 shares)............. $  10.95
                                                                       ========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

        FOR THE PERIOD SEPTEMBER 13, 1995 (COMMENCEMENT OF OPERATIONS)
                                TO JANUARY 31,
                               1996 (UNAUDITED)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio................................. $   885
Expenses from Index Portfolio..........................................    (230)
                                                                        -------
   Net investment income...............................................     655
                                                                        -------
EXPENSES:
Administrative services fee (Note 2)...................................     446
                                                                        -------
   Total expenses......................................................     446
                                                                        -------
NET INVESTMENT INCOME..................................................     209
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT:
Net realized gain......................................................     805
Unrealized appreciation................................................  13,223
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT..................  14,028
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $14,237
                                                                        =======

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                               FOR THE PERIOD
                                                             SEPTEMBER 13, 1995
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                              JANUARY 31, 1996
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income......................................      $    209
 Net realized gain on investments...........................           805
 Net increase in unrealized appreciation....................        13,223
                                                                  --------
 Net increase resulting from operations.....................        14,237
                                                                  --------
Dividends to Shareholders from Net Investment Income........           (94)
                                                                  --------
Capital Share Transactions:
 Proceeds from sales of shares..............................       310,135
 Reinvestment of dividends from net investment income.......            91
 Cost of shares redeemed....................................           (90)
                                                                  --------
 Net increase (decrease) resulting from capital share trans-
  actions...................................................       310,136
                                                                  --------
Total Increase in Net Assets................................       324,279
NET ASSETS:
 Beginning of period........................................             0
                                                                  --------
 End of period (including undistributed net investment in-
  come of $115 for the period ended
  January 31, 1996).........................................      $324,279
                                                                  ========

                          GREEN CENTURY EQUITY FUND
                             FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                             SEPTEMBER 13, 1995
                                                              (COMMENCEMENT OF
                                                                 OPERATIONS)
                                                             TO JANUARY 31, 1996
                                                                 (UNAUDITED)
Net Asset Value, beginning of period........................       $10.00
Income from investment operations:
 Net investment income......................................         0.010
 Net realized and unrealized gain (loss) on investments.....         0.946
                                                                  --------
 Total increase (decrease) from investment operations.......         0.956
                                                                  --------
Less dividends:
 Dividends from net investment income.......................        (0.006)
Net Asset Value, end of period..............................       $10.95
                                                                  ========
Total return................................................         9.56%(a)
Ratios/supplemental data
 Net assets, end of period (000's)..........................          $324
 Ratio of expenses to average net assets....................         1.50%(b)
 Ratio of net investment income to average net assets.......         0.46%(b)

(a) Not annualized.
(b) Annualized.

                       See Notes to Financial Statements

                 GREEN CENTURY BALANCED FUND/DECEMBER 31, 1995

                   GREEN CENTURY EQUITY FUND/JANUARY 31, 1996

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
  Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Equity Fund and the Green Century Balanced Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
  The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (0.44% at January 31, 1996). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
  The following is a summary of the significant accounting policies of the
Trust:
  (A) BALANCED FUND INVESTMENT VALUATION : Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at last quoted bid prices in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less, but including listed issues) are valued on the basis of valuation furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
    EQUITY FUND INVESTMENT VALUATION: Valuation of securities by the Index
     Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
  (B) BALANCED FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
    EQUITY FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.
  (C) DISTRIBUTIONS: Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. The Funds declare and pay dividends of net investment income semi-annually and distribute net realized capital gains, if any, annually.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  (D) FEDERAL TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2--TRANSACTIONS WITH AFFILIATES
  (A) INVESTMENT ADVISER: Green Century Capital Management, Inc. ("Green Century") is the Adviser for the Balanced Fund ("the Adviser") and oversees the portfolio management of the Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
  (B) SUBADVISER: Winslow Management Company ("Winslow"), a division of Eaton Vance Management, is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended December 31, 1995, Green Century accrued fees of $12,472 to Winslow.
  (C) ADMINISTRATOR: Green Century Capital Management is the Administrator of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at an annual rate equal to 1.50% of the Fund's average daily net assets, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
  (D) SUBADMINISTRATOR: Pursuant to a Subadministrative Services Agreement with the Administrator, Signature Broker-Dealer Services, Inc. ("Signature"), as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. Signature also pays the salaries of officers of the Trust who are affiliated with Signature. For the six months ended December 31, 1995, Green Century accrued fees of $4,677 to Signature relating to services performed on behalf of the Balanced Fund, and for the period from September 13, 1995 (commencement of operations) to January 31, 1996, Green Century accrued fees of $68 to Signature relating to services performed on behalf of the Equity Fund.
  (E) DISTRIBUTION PLAN: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund will pay a fee to Signature, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended December 31, 1995, the Balanced Fund accrued and paid $7,795 to Signature for services provided pursuant to the Plan.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 3--INVESTMENT TRANSACTIONS
  The Balanced Fund's purchases and sales of securities, other than short-term securities, aggregated $7,166,286 and $3,725,617, respectively for the six months ended December 31, 1995. At June 30, 1995 the Balanced Fund had capital loss carryforwards for federal income tax purposes of $111,249 of which $373 expires in 2001, $85,803 in 2002, and $25,073 in 2003.
  Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $310,135 and $318 for the period from September 13, 1995 (commencement of operations) to January 31, 1996.

NOTE 4--CAPITAL SHARE TRANSACTIONS
  Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                      BALANCED FUND              EQUITY FUND
                             ------------------------------- -------------------
                                                               FOR THE PERIOD
                                  FOR THE                    SEPTEMBER 13, 1995
                                SIX MONTHS        FOR THE     (COMMENCEMENT OF
                                   ENDED        YEAR ENDED       OPERATIONS)
                             DECEMBER 31, 1995 JUNE 30, 1995 TO JANUARY 31, 1996
Shares sold.................      333,383          35,170          29,619
Reinvestment of dividends...        3,919           2,696               9
Shares redeemed.............      (34,673)        (64,908)             (8)
                                  -------         -------          ------
                                  302,629         (27,042)         29,620
                                  =======         =======          ======

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--98.4%

DESCRIPTION                                                    SHARES   VALUE
APPAREL--0.8%
Brown Group Inc...............................................   400  $   5,500
Hartmax Corp. (b).............................................   600      2,325
Lands' End Inc................................................   800     11,700
Liz Claiborne, Inc............................................ 2,400     66,900
Nike Inc. (Class B)........................................... 4,400    306,900
Oshkosh B'Gosh, Inc...........................................   300      5,100
Phillips-Van Heusen Corp......................................   600      6,300
Reebok International Ltd...................................... 2,500     67,500
Russell Corp.................................................. 1,400     38,500
Stride Rite Corp.............................................. 1,200      9,900
Timberland Co.................................................   250      4,719
VF Corp....................................................... 1,950     98,475
                                                                      ---------
                                                                        623,819
                                                                      ---------
COMMERCIAL PRODUCTS & SERVICES--1.7%
Autodesk Inc.................................................. 1,400     42,350
Banta Corp....................................................   700     29,575
Cintas Corp................................................... 1,400     64,400
Deluxe Corp................................................... 2,600     76,375
Donnelley, R.R. & Sons........................................ 4,800    172,200
Harland (J.H.) Co.............................................   900     19,800
HON Industries Inc............................................   800     16,600
Kelly Services (Class A)...................................... 1,475     42,775
Miller, (Herman) Inc..........................................   800     25,600
Moore Corp., Ltd.............................................. 3,300     65,175
National Education Corporation................................   600      5,400
National Service Industries, Inc.............................. 1,700     59,287
New England Business Services, Inc............................   300      5,325
Pitney Bowes Inc.............................................. 4,900    221,725
Standard Register Co..........................................   700     13,475
Xerox Corp.................................................... 3,300    407,962
                                                                      ---------
                                                                      1,268,024
                                                                      ---------
CONSTRUCTION--0.3%
Centex Corp...................................................   900     29,025
Fleetwood Enterprises, Inc.................................... 1,300     33,150
Graco Inc.....................................................   500     13,875
Kaufman & Broad Home Corp.....................................   800     12,800
Rouse Co...................................................... 1,700     31,662
Sherwin-Williams Co........................................... 2,500    105,313
TJ International Inc..........................................   400      6,500
                                                                      ---------
                                                                        232,325
                                                                      ---------
CONSUMER PRODUCTS & SERVICES--0.1%
Avery Dennison Corp........................................... 1,700     90,738
ISCO Inc......................................................   200      1,850
Tennant Co....................................................   200      4,750
                                                                      ---------
                                                                         97,338
                                                                      ---------

                                                             SHARES    VALUE
ENERGY--3.7%
Amoco Corp.................................................. 15,600 $ 1,097,850
Anadarko Petroleum Corp.....................................  1,800      90,900
Apache Corp.................................................  2,300      61,812
Atlantic Richfield Co.......................................  5,000     568,125
Consolidated Natural Gas Co.................................  2,900     130,500
ENERGEN Corp................................................    300       7,463
Enron Corp..................................................  8,100     299,700
Helmerich & Payne Inc.......................................    900      28,350
Louisiana Land & Exploration Co.............................  1,200      51,600
Oryx Energy Company (b).....................................  3,100      40,688
Pennzoil Co.................................................  1,600      65,000
Rowan Companies Inc. (b)....................................  2,700      29,363
Santa Fe Energy Resources Inc. (b)..........................  2,500      24,062
Sun Company.................................................  3,000      81,750
Williams Companies Inc. (The)...............................  3,100     146,088
                                                                    -----------
                                                                      2,723,251
                                                                    -----------
FINANCIAL--11.2%
Ahmanson (H.F.) & Co........................................  4,100      98,400
American Express Co......................................... 15,200     699,200
Banc One Corp............................................... 12,823     485,671
Bank of Boston..............................................  3,600     164,700
BankAmerica Corp............................................ 11,500     774,813
Bankers Trust (N.Y.) Corp...................................  2,500     162,188
Barnett Banks Inc...........................................  3,100     181,350
Beneficial Corp.............................................  1,600      78,200
Block (H. & R.), Inc........................................  3,200     118,000
Cincinnati Financial Corp...................................  1,705     106,989
CoreStates Financial Corp...................................  4,300     172,000
Dime Bancorp Inc. (b).......................................  3,200      37,200
Edwards (A.G.), Inc.........................................  2,225      55,903
Federal National Mortgage Assoc............................. 34,500   1,190,250
Fifth Third Bancorp.........................................  3,300     156,131
First Chicago Corp.......................................... 10,106     392,892
First Fed Financial Corp. (b)...............................    200       2,725
Golden West Financial Corp..................................  1,900      98,325
Great Western Financial Corp................................  4,200     100,800
Household International Inc.................................  3,050     197,869
Mellon Bank Corp............................................  4,400     233,200
Merrill Lynch & Co., Inc....................................  5,500     312,812
Morgan (J.P.) & Co., Inc....................................  5,900     479,375
Norwest Corp................................................ 11,000     378,125
PNC Bank Corp............................................... 10,600     318,000
Piper Jaffray Inc...........................................    300       4,125
ReliaStar Financial Corp....................................  1,100      51,838
Schwab (Charles) Corp.......................................  5,300     132,500
Student Loan Marketing Association..........................  1,950     143,569
SunTrust Banks Inc..........................................  3,500     241,938
Transamerica Corp...........................................  2,100     159,862
Value Line Inc..............................................    300      11,700
Vermont Financial Services Corp.............................    100       3,200

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                    SHARES   VALUE
FINANCIAL--CONTINUED
Wachovia Corp.................................................  5,300 $  237,175
Wells Fargo & Co..............................................  1,400    328,475
Wesco Financial Corp..........................................    200     34,500
                                                                      ----------
                                                                       8,344,000
                                                                      ----------
FOODS & BEVERAGES--10.2%
Archer-Daniels-Midland Co.....................................      1         19
Ben & Jerry's (Class A) (b)...................................    100      1,625
CPC International Inc.........................................  4,600    334,650
Campbell Soup Co..............................................  7,700    487,988
Coca-Cola Company............................................. 39,300  2,962,237
Fleming Cos. Inc..............................................  1,200     22,800
General Mills, Inc............................................  5,200    299,000
Heinz (H.J.) Company.......................................... 11,800    405,625
Hershey Foods Corp............................................  2,500    176,875
Kellogg Co....................................................  6,700    513,388
Odwalla Inc...................................................    300      5,325
PepsiCo., Inc................................................. 24,700  1,472,737
Quaker Oats Co................................................  4,100    140,937
Ralston Purina Group..........................................  3,500    225,313
Smucker (J.M.) Co. (Class A)..................................  1,000     20,750
Super Valu Inc................................................  2,300     71,300
Sysco Corp....................................................  5,700    182,400
TCBY Enterprises, Inc.........................................    500      2,000
Tootsie Roll Industries, Inc..................................    618     24,109
Wrigley, (Wm.) Jr. Co.........................................  3,600    214,200
                                                                      ----------
                                                                       7,563,278
                                                                      ----------
HEALTH CARE--9.5%
Acuson Corp. (b)..............................................  1,000     14,875
Allergan Inc..................................................  1,900     63,175
Alza Corp. (b)................................................  2,800     79,100
Angelica Corp.................................................    300      6,075
Apogee Enterprises, Inc.......................................    300      5,250
Becton Dickinson & Company....................................  2,000    172,750
Bergen Brunswig Corp. (Class A)...............................  1,245     32,837
Biomet Inc. (b)...............................................  3,800     71,250
Community Psychiatric Centers (b).............................  1,000     11,500
Forest Laboratories, Inc. (b).................................  1,500     81,000
Humana Inc. (b)...............................................  5,000    138,125
Johnson & Johnson............................................. 20,300  1,948,800
Manor Care Inc................................................  2,100     82,425
Medtronic Inc.................................................  7,200    411,300
Merck & Co., Inc.............................................. 38,700  2,718,675
Mylan Laboratories Inc........................................  3,600     68,400
Oxford Health Plans...........................................  1,100     75,900
Schering-Plough Corp.......................................... 11,400    617,025
St. Jude Medical Inc..........................................  2,100     92,663
Stryker Corp..................................................  1,600     89,400

DESCRIPTION                                                   SHARES   VALUE
HEALTH CARE--CONTINUED
Sunrise Medical Inc. (b).....................................    600 $   11,325
US Healthcare Inc............................................  4,900    237,650
United American Healthcare...................................    200      2,200
                                                                     ----------
                                                                      7,031,700
                                                                     ----------
HOUSEHOLD GOODS--5.9%
Alberto Culver Co. (Class B).................................    700     25,200
Avon Products, Inc...........................................  2,100    165,900
Bassett Furniture Industries, Inc............................    300      7,350
Church & Dwight Co., Inc.....................................    900     17,437
Clorox Co....................................................  1,600    132,200
Colgate-Palmolive Co.........................................  4,600    340,400
Handleman Co.................................................    700      4,463
Harman International Industries, Inc.........................    630     24,176
Hasbro Inc...................................................  2,800    116,200
Huffy Corp...................................................    300      3,300
Kimberly-Clark Corp..........................................  8,732    704,018
Leggett & Platt Inc..........................................  2,500     60,000
Mattel, Inc..................................................  6,969    224,750
Maytag Co....................................................  3,400     66,725
Newell Co....................................................  5,100    134,513
Oneida, Ltd..................................................    200      3,100
Procter & Gamble Co.......................................... 21,600  1,811,700
Rubbermaid Inc...............................................  5,200    147,550
Shaw Industries..............................................  4,700     59,337
Snap-On Tools Corp...........................................  1,300     57,038
Springs Industries Inc. (Class A)............................    600     24,000
Stanhome, Inc................................................    600     16,050
Stanley Works (The)..........................................  1,400     72,100
Thomas Industries............................................    200      4,275
Whirlpool Corp...............................................  2,300    125,062
                                                                     ----------
                                                                      4,346,844
                                                                     ----------
INSURANCE--6.5%
Aetna Life & Casualty Co.....................................  3,600    268,200
Alexander & Alexander Services Inc...........................  1,400     27,125
American General Corp........................................  6,300    237,825
American International Group, Inc............................ 14,800  1,433,750
Chubb Corp...................................................  2,700    280,125
CIGNA Corp...................................................  2,350    278,769
General Re Corp..............................................  2,600    397,800
Hartford Steam Boiler........................................    600     31,350
Jefferson-Pilot Corp.........................................  2,250    112,219
Lincoln National Corp........................................  3,200    169,200
Marsh & McLennan Companies, Inc..............................  2,300    209,300
Providian Corp...............................................  3,100    136,012
SAFECO Corp..................................................  3,800    136,325
St. Paul Companies...........................................  2,700    153,900
Torchmark Corp...............................................  2,200    104,225
Travelers Corp...............................................  9,909    651,517

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                    SHARES   VALUE
INSURANCE--CONTINUED
UNUM Corp.....................................................  2,300 $  141,450
USF&G Corp....................................................  3,400     54,400
USLIFE Corp...................................................  1,125     36,141
                                                                      ----------
                                                                       4,859,633
                                                                      ----------
MANUFACTURING--2.1%
Applied Materials, Inc. (b)...................................  5,900    218,300
Briggs & Stratton Corp........................................    800     35,100
Boston Scientific Corp........................................  5,400    276,750
Cincinnati Milacron...........................................    900     21,487
Clarcor, Inc..................................................    300      6,188
Deere & Co....................................................  8,400    315,000
Dionex Corp. (b)..............................................    400     15,000
Fastenal Co...................................................  1,200     40,650
Goulds Pumps, Inc.............................................    600     13,350
Hunt Manufacturing Co.........................................    400      6,400
Illinois Tool Works Inc.......................................  3,600    220,950
James River Corp. of Virginia.................................  2,600     68,250
Lawson Products, Inc..........................................    300      7,200
Millipore Corp................................................  1,500     64,125
Nordson Corp..................................................    500     27,000
Thermo Electron Corp..........................................  2,700    147,150
Watts Industries Inc. (Class A)...............................  1,000     17,375
Wellman Inc...................................................  1,000     20,000
Zum Industries Inc............................................    400      8,950
                                                                      ----------
                                                                       1,529,225
                                                                      ----------
MEDIA--5.5%
BET Holdings Inc. (Class B) (b)...............................    800     19,600
Capital Cities/ABC, Inc.......................................  4,600    591,675
Comcast Corp. (Class A).......................................  7,700    154,963
Disney (Walt) Company (The)................................... 16,300  1,047,275
Dow Jones & Co. Inc...........................................  3,300    129,112
Frontier Corp.................................................  5,000    148,750
Gannett Co., Inc..............................................  4,400    279,400
King World Productions Inc. (b)...............................  1,100     47,300
Knight-Ridder Inc.............................................  1,600    106,200
Lee Enterprises, Inc..........................................  1,400     29,225
McGraw-Hill Inc...............................................  1,500    133,500
Media General Inc. (Class A)..................................    800     26,700
Meredith Corp.................................................    800     36,400
New York Times Co. (The) (Class A)............................  2,900     84,100
Scholastic Corp...............................................    500     36,500
Tele-Communications, Inc.
 (Class A) (b)................................................ 20,000    422,500
Times Mirror Co. (Class A)....................................  3,500    108,500
Turner Broadcasting System Inc.
 (Class A)....................................................  5,000    135,000
US West Media Group (b)....................................... 14,900    314,762

DESCRIPTION                                                   SHARES   VALUE
MEDIA--CONTINUED
Viacom Inc. (b).............................................. 2,500  $  100,000
Washington Post Co. (The) (Class B)..........................   350     101,325
                                                                     ----------
                                                                      4,052,787
                                                                     ----------
MISCELLANEOUS--1.9%
Alco Standard Corp........................................... 3,700     145,225
Allwaste, Inc. (b)........................................... 1,200       5,700
American Greetings Corp. (Class A)........................... 2,450      66,762
Avnet, Inc................................................... 1,300      55,738
Bemis Co., Inc............................................... 1,800      50,850
CPI Corp.....................................................   400       5,900
Cross, A.T. Co. (Class A)....................................   500       7,313
DeVRY Inc. (b)...............................................   400      10,900
Fedders Corp.................................................   600       3,600
Fuller (H.B.) Co.............................................   500      18,125
General Signal Corp.......................................... 1,650      55,687
Groundwater Technology, Inc..................................   200       2,650
Harcourt General Inc......................................... 2,400      93,600
Hillenbrand Industries Inc................................... 2,400      79,800
Ionics Inc. (b)..............................................   400      16,050
Jostens Inc.................................................. 1,400      32,200
KENETECH Corp. (b)...........................................   900       1,125
Marriott International Corp.................................. 3,900     167,213
Omnicom Group, Inc........................................... 2,400      92,700
Polaroid Corporation......................................... 1,350      60,581
Premier Industrial Corp...................................... 2,850      87,637
Sealed Air Corp. (b)......................................... 1,400      41,125
Service Corp. International.................................. 3,900     169,163
Sonoco Products Co........................................... 3,005      80,384
Toro Co. (The)...............................................   300      10,425
Whitman Corp................................................. 3,100      70,525
                                                                     ----------
                                                                      1,430,978
                                                                     ----------
RESOURCE DEVELOPMENT--2.6%
Air Products & Chemicals, Inc................................ 3,500     186,812
Aluminum Co. of America...................................... 5,600     310,800
ARCO Chemical Company........................................ 3,000     155,625
Battle Mountain Gold Co...................................... 2,400      25,500
Betz Laboratories, Inc....................................... 1,000      41,375
Cabot Corp................................................... 1,200      69,000
Calgon Carbon Corp........................................... 1,200      13,350
Consolidated Papers Inc...................................... 1,600      87,200
Cyprus Amax Minerals Co...................................... 3,000      79,500
Echo Bay Mines Ltd........................................... 3,900      50,213
Inland Steel Industries Inc.................................. 1,500      42,937
Mead Corp.................................................... 1,600      88,400
Morton International Inc..................................... 4,600     170,200
Nalco Chemical Co............................................ 2,300      70,437
Nucor Corp................................................... 2,700     156,938

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                    SHARES   VALUE
RESOURCE DEVELOPMENT--CONTINUED
Praxair Inc...................................................  4,500 $  153,000
Sigma-Aldrich Corp............................................  1,500     78,750
Westvaco Corp.................................................  3,000     87,000
Worthington Industries, Inc...................................  2,700     56,700
                                                                      ----------
                                                                       1,923,737
                                                                      ----------
RETAIL--9.9%
Albertson's, Inc..............................................  8,000    273,000
American Stores Co............................................  4,900    127,400
Bob Evans Farms, Inc..........................................  1,200     20,100
Charming Shoppes Inc..........................................  2,500      6,875
Circuit City Stores Inc.......................................  3,100     79,825
Claire's Stores Inc...........................................    500      9,562
Dayton-Hudson Corp............................................  2,200    164,450
Dillard Department Stores.....................................  3,500    101,500
Dollar General Corp...........................................  1,956     48,655
Egghead Inc. (b)..............................................    300      1,838
Gap, Inc. (The)...............................................  4,400    207,350
Giant Food Inc. (Class A).....................................  2,100     67,200
Gibson Greetings Inc..........................................    500      7,750
Great Atlantic & Pacific Tea Co., Inc.........................  1,200     28,200
Hannaford Brothers Co.........................................  1,300     35,263
Hechinger Co. (Class A).......................................    800      4,600
Home Depot, Inc. (The)........................................ 14,833    682,318
International Dairy Queen, Inc.
 (Class A) (b)................................................    600     13,050
K-Mart Corp................................................... 13,300     78,137
Kroger Co. (b)................................................  4,000    139,000
Lillian Vernon Corp...........................................    200      2,700
Limited, Inc. (The)........................................... 11,150    186,762
Longs Drug Stores, Inc........................................    700     31,675
Lowe's Companies, Inc.........................................  4,900    152,513
Luby's Cafeterias, Inc........................................  1,000     21,000
May Department Stores Co......................................  7,700    342,650
McDonald's Corp............................................... 22,000  1,105,500
Melville Corp.................................................  3,200     91,200
Mercantile Stores Co., Inc....................................  1,200     56,550
Morrison Restaurants Inc......................................  1,000     16,000
Nordstrom Inc.................................................  2,700    105,975
Penney, J.C. Co., Inc.........................................  6,850    335,650
Pep Boys-Manny, Moe & Jack....................................  2,250     65,250
Petrie Stores Corp............................................  1,200      2,550
Price/Costco Inc. (b).........................................  5,865     91,641
Ryan's Family Steakhouse, Inc. (b)............................  1,300      9,100
Sears Roebuck & Co............................................ 12,200    506,300
Skyline Corp..................................................    200      4,150
Specs Music Inc. (b)..........................................    200        475
Starbucks Corp................................................  2,000     33,500
TJX Companies Inc. (The)......................................  2,600     49,075
Tandy Corp....................................................  2,000     76,500
Toys "R' Us, Inc. (b).........................................  8,770    194,036

DESCRIPTION                                                  SHARES    VALUE
RETAIL--CONTINUED
Wal-Mart Stores, Inc........................................ 71,900 $ 1,464,963
Walgreen Co.................................................  7,700     268,537
Whole Foods Market (b)......................................    300       4,462
Woolworth (F.W.) Co.........................................  4,000      45,000
                                                                    -----------
                                                                      7,359,787
                                                                    -----------
TECHNOLOGIES--14.1%
Advanced Micro Devices, Inc. (b)............................  4,100      81,487
Amdahl Corp. (b)............................................  3,900      28,519
American Power Conversion
 Corp. (b)                                                    2,900      25,194
Analog Devices, Inc.........................................  3,600      81,000
Apple Computer, Inc.........................................  3,800     104,975
Automatic Data Processing, Inc..............................  8,900     354,888
Baldor Electric Co..........................................  1,050      21,525
Borland International, Inc. (b).............................  1,200      22,350
Caliber Systems Inc.........................................  1,100      41,800
Cisco Systems, Inc. (b).....................................  8,700     724,275
Compaq Computer Corp. (b)...................................  8,400     395,850
Computer Assoc. International Inc...........................  7,600     519,650
Cooper Industries Inc.......................................  3,600     135,450
DSC Communications Corp. (b)................................  3,950     115,044
Digital Equipment Corp. (b).................................  4,800     347,400
Grainger, (W.W.) Inc........................................  1,600     107,800
Hewlett-Packard Co.......................................... 16,000   1,356,000
Hubbell Inc. (Class B)......................................  1,130      75,993
Intel Corp.................................................. 25,700   1,419,522
International Business Machines, Inc........................ 17,800   1,935,750
MCI Communications Corp..................................... 21,400     612,575
Micron Technology, Inc......................................  6,500     222,625
Molex, Inc..................................................  3,000      96,750
National Semiconductor Corp.................................  4,200      72,450
Novell Inc. (b)............................................. 11,300     152,550
Perkin-Elmer Corp...........................................  1,400      66,150
Quarterdeck Corp. (b).......................................  1,000      16,000
Raychem Corp................................................  1,400      93,625
Shared Medical Systems Corp.................................    800      45,600
Solectron Corp. (b).........................................  1,500      69,000
Sprint Corp................................................. 10,900     470,062
Stratus Computer Inc. (b)...................................    700      18,550
Sun Microsystems Inc. (b)...................................  5,900     271,400
Tandem Computers Inc. (b)...................................  3,400      31,875
Tektronix, Inc..............................................  1,000      45,750
Tellabs, Inc. (b)...........................................  2,800     123,200
Thomas & Betts Corp.........................................    600      47,175
Xilinx Inc. (b).............................................  2,400      92,700
                                                                    -----------
                                                                     10,442,509
                                                                    -----------
TRANSPORTATION--2.2%
AMR Corp. (b)...............................................  2,500     190,000
Airborne Freight Corp.......................................    600      15,975

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                     SHARES   VALUE
TRANSPORTATION--CONTINUED
Alaska Air Group, Inc. (b).....................................    300 $   5,925
CSX Corp.......................................................  6,700   310,712
Conrail Inc....................................................  2,700   191,025
Consolidated Freightways, Inc..................................  1,500    34,500
Delta Air Lines, Inc...........................................  1,600   109,400
Federal Express Corp. (b)......................................  1,900   144,637
GATX Corp......................................................    600    27,750
Norfolk Southern Corp..........................................  4,100   323,387
Roadway Services...............................................    550     6,050
Ryder System, Inc..............................................  2,700    63,113
Southwest Airlines Inc.........................................  4,800   124,800
UAL Corp. (b)..................................................    450    72,450
Yellow Corp....................................................    600     7,200
                                                                       ---------
                                                                       1,626,924
                                                                       ---------
UTILITIES--9.6%
American Water Works Co., Inc..................................  1,200    45,750
Ameritech Corp................................................. 17,300 1,040,163
Atlanta Gas & Light Co.........................................  2,000    40,500
Bell Atlantic Corp............................................. 13,700   943,587
BellSouth Corp................................................. 31,100 1,333,413
Brooklyn Union Gas Company (The)...............................  1,650    46,200
California Energy Co., Inc. (b)................................  1,700    34,000
Citizens Utilities Co. (Class A) (b)...........................  7,287    88,357
Connecticut Energy Corp........................................    200     4,200
Eastern Enterprises............................................    900    31,050
El Paso Natural Gas Co.........................................  1,000    32,375
Equitable Resources Inc........................................  1,200    34,050
Idaho Power Co.................................................  1,400    43,050
LG & E Energy Corp.............................................  1,100    47,437
MCN Corp.......................................................  2,100    51,712
NICOR Inc......................................................  1,900    51,775
Noram Energy Corp..............................................  4,300    37,625
Northwestern Public Service Co.................................    200     5,850
NYNEX.......................................................... 13,500   723,938
Oklahoma Gas & Electric Co.....................................  1,200    50,400
ONEOK Inc......................................................    700    14,612
Pacific Enterprises............................................  2,500    69,375
Pacific Telesis Group.......................................... 13,300   392,350
Peoples Energy Corp............................................  1,200    39,150
Potomac Electric Power Co......................................  3,600    97,200
Public Service Co. of Colorado.................................  2,100    75,600

DESCRIPTION                                                SHARES    VALUE
UTILITIES--CONTINUED
SBC Telecommunications.................................... 19,200 $ 1,087,200
Southern New England Telecom..............................  2,000      80,000
Telephone & Data Systems..................................  1,800      73,125
US West Communications Group.............................. 14,700     516,338
Washington Gas Light Co...................................  1,200      26,250
                                                                  -----------
                                                                    7,156,632
                                                                  -----------
VEHICLE COMPONENTS--0.6%
Cooper Tire & Rubber Co...................................  2,550      63,112
Cummins Engine Inc........................................  1,450      56,006
Dana Corp.................................................  3,100     101,913
Federal-Mogul Corp........................................  1,100      21,312
Genuine Parts.............................................  3,800     169,100
Modine Manufacturing Co...................................    800      20,200
SPX Corp..................................................    200       2,950
Smith, A.O................................................    600      15,075
Spartan Motors Inc. (b)...................................    300       2,887
                                                                  -----------
                                                                      452,555
                                                                  -----------
Total Common Stocks (Cost $56,214,285)...........................  73,065,346
                                                                  -----------
PREFERRED STOCK--0.6%
FEDERAL SPONSORED CREDIT--0.6%
Federal Home Loan Mortgage Corp...........................  5,600     479,500
                                                                  -----------
Total Preferred Stocks (Cost $309,353)...........................     479,500
                                                                  -----------
TOTAL INVESTMENTS (A)--99.0%
 (Cost $56,523,638)..............................................  73,544,846
Other Assets Less Liabilities--1.0%..............................     740,826
                                                                  -----------
NET ASSETS--100.0%............................................... $74,285,672
                                                                  ===========

-------
(a) The aggregate cost for federal income tax purposes is $56,523,637, the aggregate gross unrealized appreciation is $18,591,743, and the aggregate gross unrealized depreciation is $1,570,535, resulting in net unrealized appreciation of $17,021,208.
(b) Non-income producing security.
                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               JANUARY 31, 1996
                                  (UNAUDITED)

ASSETS:
Investments at value (Cost $56,523,638) (Note 1)................... $73,544,846
Cash...............................................................     991,492
Dividends receivable...............................................     132,636
Deferred organization expenses (Note 1)............................       3,435
                                                                    -----------
   Total assets....................................................  74,672,409
                                                                    -----------
LIABILITIES:
Expenses payable (Note 2)..........................................         104
Payable for securities purchased...................................     386,633
                                                                    -----------
   Total liabilities...............................................     386,737
                                                                    -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........... $74,285,672
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in Capital.................................................... $74,285,672
                                                                    ===========

                            STATEMENT OF OPERATIONS

                  FOR THE SIX MONTHS ENDED JANUARY 31, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
Dividends........................................................... $  640,453
EXPENSES (NOTES 1 AND 2):
Investment management fee................................ $   46,898
Investment advisory fee..................................     16,200
Administration fee.......................................     16,200
Expense payment fees.....................................     77,540
Amortization of organization expenses....................      5,222
                                                          ----------
   Total expenses...................................................    162,060
                                                                     ----------
NET INVESTMENT INCOME...............................................    478,393
NET REALIZED GAIN ON INVESTMENTS (NOTE 3):
Proceeds from sales......................................  1,935,525
Cost of securities sold..................................  1,600,204
                                                          ----------
   Net realized gain on investments.................................    335,321
NET UNREALIZED APPRECIATION OF INVESTMENTS:
Beginning of year........................................  9,759,028
End of year.............................................. 17,021,208
                                                          ----------
   Net unrealized appreciation of investments.......................  7,262,180
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $8,075,894
                                                                     ==========

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                      FOR THE
                                                     SIX MONTHS       FOR THE
                                                       ENDED        YEAR ENDED
                                                  JANUARY 31, 1996 JULY 31, 1995
                                                    (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income..........................    $   478,393     $   734,456
 Net realized gain on investments...............        335,321         405,427
 Net change in unrealized appreciation..........      7,262,180       8,729,434
                                                    -----------     -----------
 Net increase resulting from operations.........      8,075,894       9,869,317
                                                    -----------     -----------
Transactions in Investors' Beneficial Interests:
 Additions......................................     13,013,750      14,888,452
 Reductions.....................................       (806,760)     (2,076,641)
                                                    -----------     -----------
 Net increase from transactions in investors'
  beneficial interests..........................     12,206,990      12,811,811
                                                    -----------     -----------
Total Increase in Net Assets....................     20,282,884      22,681,128
NET ASSETS:
 Beginning of period............................     54,002,788      31,321,660
                                                    -----------     -----------
 End of period..................................    $74,285,672     $54,002,788
                                                    ===========     ===========

                              FINANCIAL HIGHLIGHTS

                              FOR THE                                                           FOR THE
                             SIX MONTHS                                                          PERIOD
                               ENDED             FOR THE YEAR ENDED JULY 31,               AUGUST 10, 1990(c)
                          JANUARY 31, 1996 ---------------------------------------------    TO JULY 31, 1991
                                             1995        1994        1993        1992
                            (UNAUDITED)    (AUDITED)   (AUDITED)   (AUDITED)   (AUDITED)       (AUDITED)
Ratio of net investment
 income to average net
 assets.................        1.48%(b)     1.85%(a)    2.13%(a)    1.88%(a)    1.99%(a)         1.85%(a)(b)
Ratio of expenses to av-
 erage net assets.......        0.50%(b)     0.43%(a)    0.29%(a)    0.29%(a)    0.29%(a)         0.29%(a)(b)
Portfolio Turnover......           3%          6%          8%          4%          3%               --

(a) Reflects a voluntary waiver of fees by the Administrator and Adviser of the Index Portfolio. Due to the limitations set forth in the Expense Reimbursement Agreement, had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets as stated would not have changed for the periods ended July 31, 1993, 1992 and 1991. For the years ended July 31, 1995 and 1994, the ratios of net investment income and expenses to average net assets would have been 1.75% and 0.53% and 2.00% and 0.42%, respectively. (See Note 2.)
(b) Annualized.
(c) Commencement of operations.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                                JANUARY 31, 1996
                                  (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991. The following is a summary of the significant accounting policies of the Index Portfolio:
(A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
(B) DIVIDEND INCOME: Dividend income is recorded on the ex-dividend date.
(C) FEDERAL TAXES: The Index Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is necessary.
(D) DEFERRED ORGANIZATION EXPENSE: Expenses incurred by the Index Portfolio in connection with its organization are being amortized by the Index Portfolio on a straight-line basis over a five-year period.
(E) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.
NOTE 2--TRANSACTIONS WITH AFFILIATES
(A) INVESTMENT ADVISORY FEES: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Index Portfolio's average daily net assets.
(B) INVESTMENT MANAGEMENT FEES: The Index Portfolio has retained Mellon Equity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agreement, the Index Portfolio pays MEA an investment management fee equal on an annual basis to the following percentages of the Index Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.
(C) ADMINISTRATION FEES: The Index Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustee to the Index Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operations of the Index Portfolio, furnishes office space and facilities required for conducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and Trustee affiliated with Signature. For these services, Signature receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Index Portfolio's average daily net assets.
(D) REIMBURSEMENT OF EXPENSES: The Administrator has agreed to pay certain expenses of the Index Portfolio subject to reimbursement. To accomplish such reimbursement, the Administrator will receive an expense reimbursement fee from the Index Portfolio such that after such reimbursement the aggregate expenses of the Index Portfolio will not exceed 0.50% of the average daily net assets of the Index Portfolio. The expense reimbursement fee agreement will terminate on the earlier of April 30, 2000, or the date on which the cumulative reimbursement fee equals the cumulative payments of the reimbursable expenses made by the Administrator. For the six months ended January 31, 1996, the Administrator incurred approximately $56,590 in expenses on behalf of the Index Portfolio.
NOTE 3--INVESTMENT TRANSACTIONS
  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $14,086,023 and $1,600,204, respectively.

SEMI-ANNUAL REPORT
------------------------------------------------------------------------

INVESTMENT ADVISER (BALANCED FUND) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN

INVESTMENT SUBADVISER (BALANCED FUND)
Winslow Management Company
24 Federal Street
Boston, MA 02110

INVESTMENT ADVISER (INDEX PORTFOLIO)
Kinder, Lydenberg, Domini & Co., Inc.
129 Mt. Auburn Street
Cambridge, MA 02138

PORTFOLIO INVESTMENT MANAGER (INDEX PORTFOLIO)
Mellon Equity Associates
500 Grant Street, Suite 3700
Pittsburgh, PA 15258-0001

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR AND DISTRIBUTOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

TRANSFER AGENT AND CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

 FOR MORE INFORMATION ABOUT
 THE GREEN CENTURY FUNDS CALL
 1-800-93-GREEN

 FOR SPECIFIC INFORMATION
 ABOUT YOUR OWN ACCOUNT, CALL
 1-800-221-5519

------------------------------------------------------------------------

                       [Green Century Fund LOGO Appears Here]

Printed on recycled paper with soy-based ink.
              Semi-Annual Report





                                          [Green Century Fund LOGO Appears Here]


                                                                   Balanced Fund
                                                               December 31, 1995

                                                                     Equity Fund
                                                                January 31, 1996